Notes Related to the Consolidated Statement of Income (Loss) - Summary of Outstanding Instruments (Detail)	1 Months Ended		12 Months Ended
	Oct. 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant of stock-options	347,250	76,905
Options with a ratio of 1 option = 10 share [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning balance			40,804	40,804	42,524
Number of options, exercisable, beginning balance			40,804	40,804	42,524
Number of options, exercised during the year					(1,720)
Number of options, ending balance			40,804	40,804	40,804
Number of options, exercisable, ending balance			40,804	40,804	40,804
Weighted-average exercise price, outstanding, beginning balance | €			€ 97.34	€ 97.34	€ 98.01
Weighted-average exercise price, exercisable, beginning balance | €			97.34	97.34	98.01
Weighted-average exercise price, exercised during the year | €					113.55
Weighted-average exercise price, outstanding, ending balance | €			97.34	97.34	97.34
Weighted-average exercise price, exercisable, ending balance | €			€ 97.34	€ 97.34	€ 97.34
Options with a ratio of 1 option = 1 share [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning balance			340,063	232,699	89,499
Number of options, exercisable, beginning balance			88,999
Grant of stock-options			622,301	161,703	143,200
Number of options, forfeited during the year			65,118	54,339
Number of options, ending balance			897,246	340,063	232,699
Number of options, exercisable, ending balance			173,899	88,999
Weighted-average exercise price, outstanding, beginning balance | €			€ 19.87	€ 22.07	€ 18.52
Weighted-average exercise price, exercisable, beginning balance | €			19.88
Weighted-average exercise price, granted during the year | €			4.98	16.70	24.29
Weighted-average exercise price, forfeited during the year | €			9.77	20.26
Weighted-average exercise price, outstanding, ending balance | €			10.26	19.87	€ 22.07
Weighted-average exercise price, exercisable, ending balance | €			€ 21.46	€ 19.88
Number of options, forfeited during the year			(65,118)	(54,339)